Recast of Prior Period Amounts (Tables)	12 Months Ended
Dec. 31, 2019
Recast Of Prior Period Amounts Tables Abstract
Schedule of impact of the changes to the presentation of revenue
	2018 (Previously reported)	Loan protection recast	Other recast	2018 (Revised)

Total revenue	61,277	(4,727)	-	56,550
Cost of revenue	(22,426)	4,727	765	(16,934)
Gross profit	38,851	-	765	39,616

Operating expenses
Technology and development	14,747	-	281	15,028
Marketing	8,772	-	-	8,772
Customer service and operations	8,383	-	-	8,383
General and administration	11,177	-	484	11,661
Total operating Expenses	43,079	-	765	43,844

Loss from operations	(4,228)	-	-	(4,228)

	2017 (Previously reported)	Loan protection recast	Other recast	2017 (Revised)

Total revenue	48,681	(3,133)	-	45,548
Cost of revenue	(15,872)	3,133	795	(11,944)
Gross profit	32,809	-	795	33,604

Operating expenses
Technology and development	11,373	-	287	11,660
Marketing	6,854	-	-	6,854
Customer service and operations	7,663	-	-	7,663
General and administration	9,826	-	508	10,334
Total operating Expenses	35,716	-	795	36,511

Loss from operations	(2,907)	-	-	(2,907)